SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 1,458,181	$ 837,952
Accrued expenses	378,905	618,163
Other payables	193,437	161,218
Total current trade and other payables	$ 2,030,523	$ 1,617,333